Interest expense and finance costs	12 Months Ended
Dec. 31, 2022
Interest expense and finance costs
Interest expense and finance costs

12.   Interest expense and finance costs

	For the years ended December 31
In thousands of U.S. Dollars	2022	2021	2020
Interest incurred – debt	6,245	4,405	6,586
Interest incurred – finance leases	11,239	9,767	9,737
Amortization of deferred finance fees	1,461	1,623	1,765
Interest rate swaps	(3,408)	407	80
	15,537	16,202	18,168

	For the years ended December 31
In thousands of U.S. Dollars	2022	2021	2020
Loss on extinguishment	1,576	569	—
	1,576	569	—